Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

Joel D. Corriero

jcorriero@stradley.com

(215) 564-8528

October 9, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Virginia Quality Municipal Income Fund (the “Fund”)
Registration Statement on Form N-2 (File No. 811-07490)

Dear Sir or Madam:

On behalf of the Fund, submitted herewith via the EDGAR system is a Registration Statement on Form N-2 initially filed under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 11 to the Fund’s Registration Statement filed under the Investment Company Act of 1940 (the “1940 Act”).

This Registration Statement is being filed to register securities to be offered and sold on an immediate, continuous or delayed basis pursuant to Rule 415(a)(1)(x) under the 1933 Act.

If you have any questions or comments regarding this filing, please call me at the above number or, in my absence, Eric S. Purple at (202) 507-5154 or Stephen LaChine at (312) 964-3522.

Sincerely,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	E. Purple (w/encl.)
E. Fess (w/encl.)
M. Winget (w/encl.)
S. LaChine (w/encl.)